INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Valuation allowance	$ 6,417,948	$ 6,171,601	$ 6,079,120
Deferred tax assets rate	0.00%	0.00%	0.00%
North America [Member]
Deferred tax assets rate	34.50%
Outside North America [Member]
Deferred tax assets rate	15.00%